11A. Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2016
ZHEJIANG JIAHUAN
Intangible assets, net
	2016	2015
	RMB’000	RMB’000

Software	591	591

	591	591

Less: Accumulated depreciation	(349)	(83)

	242	508

Amortization expense
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Amortization expenses	266	83	-

ZHEJIANG TIANLAN
Intangible assets, net
	2016	2015
	RMB’000	RMB’000

Patents	2,400	2,400
Others	567	165

	2,967	2,565

Less: Accumulated amortisation	(1,592)	(1,017)

	1,375	1,548

Amortization expense
	2016	2015	2014
	RMB’000	RMB’000	RMB’000

Amortisation expense	575	193	239

The following table represents the total estimated amortization of intangible assets for the five succeeding fiscal years to December 31, 2016:

For the Twelve Months Ending December 31,	Estimated Amortization Expenses
RMB’000

2017	172
2018	172
2019	172
2020	172
2021	172
Thereafter	515

1,375